Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

5. PROPERTY, PLANT AND EQUIPMENT, NET

As of June 30, 2023 and December 31, 2022, property, plant and equipment consisted of the following:

	June 30, 2023	December 31, 2022
Electronic equipment	$830	$864
Office equipment and furniture	68	66
Leasehold improvement	178	186
	1,076	1,116
Less: accumulated depreciation	(961)	(956)
	$115	$160

For the six months ended June 30, 2023 and 2022, depreciation expense amounted to $45 and $45, respectively.